Columbia Small Cap Index Fund
Third Quarter Report
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Small Cap Index Fund, November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.6%
Issuer	Shares	Value ($)
Communication Services 3.5%
Diversified Telecommunication Services 0.8%
Cogent Communications Holdings, Inc.	91,937	7,556,302
Consolidated Communications Holdings, Inc.(a)	165,318	772,035
Lumen Technologies, Inc.(a)	2,216,900	16,272,046
Shenandoah Telecommunications Co.	99,944	1,332,254
Total		25,932,637
Entertainment 0.5%
Cinemark Holdings, Inc.(a)	232,820	8,036,946
Madison Square Garden Sports Corp., Class A(a)	36,418	8,374,319
Total		16,411,265
Interactive Media & Services 1.1%
Cargurus, Inc.(a)	190,488	7,204,256
Cars.com, Inc.(a)	132,425	2,631,285
IAC, Inc.(a)	154,130	7,294,973
QuinStreet, Inc.(a)	120,518	2,745,400
Shutterstock, Inc.	53,282	1,687,974
TripAdvisor, Inc.(a)	238,692	3,420,456
Yelp, Inc.(a)	145,878	5,575,457
Ziff Davis, Inc.(a)	97,547	5,740,641
Total		36,300,442
Media 0.8%
Cable One, Inc.	10,046	4,221,530
EchoStar Corp., Class A(a)	263,125	6,654,431
John Wiley & Sons, Inc., Class A	89,880	4,689,938
Scholastic Corp.	54,438	1,436,075
TechTarget, Inc.(a)	56,067	1,800,311
TEGNA, Inc.	360,683	6,770,020
Thryv Holdings, Inc.(a)	74,401	1,177,024
Total		26,749,329
Wireless Telecommunication Services 0.3%
Gogo(a)	130,090	1,044,623
Telephone and Data Systems, Inc.	212,618	7,267,283
Total		8,311,906
Total Communication Services		113,705,579
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 13.8%
Automobile Components 1.4%
Adient PLC(a)	190,096	3,655,546
American Axle & Manufacturing Holdings, Inc.(a)	256,356	1,694,513
Dana, Inc.	281,317	2,813,170
Dorman Products, Inc.(a)	59,323	8,304,034
Fox Factory Holding Corp.(a)	90,879	2,951,750
Gentherm, Inc.(a)	68,316	2,876,104
LCI Industries	55,514	6,706,646
Patrick Industries, Inc.	48,842	6,563,876
Phinia, Inc.	95,229	5,340,442
Standard Motor Products, Inc.	44,973	1,478,712
XPEL, Inc.(a)	49,417	2,149,640
Total		44,534,433
Automobiles 0.1%
Winnebago Industries, Inc.	63,130	3,695,630
Broadline Retail 0.5%
Etsy, Inc.(a)	250,188	13,725,314
Kohl’s Corp.	242,457	3,629,581
Total		17,354,895
Diversified Consumer Services 1.1%
Adtalem Global Education, Inc.(a)	82,174	7,511,525
frontdoor, Inc.(a)	166,844	9,777,058
Mister Car Wash, Inc.(a)	203,484	1,627,872
Perdoceo Education Corp.	134,593	3,694,578
Strategic Education, Inc.	53,150	5,251,752
Stride, Inc.(a)	92,763	9,913,582
Total		37,776,367
Hotels, Restaurants & Leisure 2.1%
BJ’s Restaurants, Inc.(a)	50,484	1,940,605
Bloomin’ Brands, Inc.	164,878	2,298,399
Brinker International, Inc.(a)	97,001	12,830,322
Cheesecake Factory, Inc. (The)	102,041	5,167,356
Cracker Barrel Old Country Store, Inc.	48,406	2,689,437
Dave & Buster’s Entertainment, Inc.(a)	69,001	2,713,119
Golden Entertainment, Inc.	46,300	1,562,162

Columbia Small Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Jack in the Box, Inc.	41,699	2,036,996
Monarch Casino & Resort, Inc.	27,759	2,332,034
Papa John’s International, Inc.	71,133	3,544,558
Penn Entertainment, Inc.(a)	326,144	7,041,449
Sabre Corp.(a)	840,914	3,287,974
Shake Shack, Inc., Class A(a)	87,173	11,657,645
Six Flags Entertainment Corp.	203,025	9,377,725
Total		68,479,781
Household Durables 3.1%
Cavco Industries, Inc.(a)	17,994	9,257,913
Century Communities, Inc.	60,122	5,432,624
Dream Finders Homes, Inc., Class A(a)	60,178	2,002,122
Ethan Allen Interiors, Inc.	49,311	1,515,327
Green Brick Partners, Inc.(a)	66,940	4,783,532
Helen of Troy Ltd.(a)	49,738	3,647,288
Installed Building Products, Inc.	50,797	11,619,306
La-Z-Boy, Inc.	91,695	4,151,033
Leggett & Platt, Inc.	292,515	3,682,764
LGI Homes, Inc.(a)	45,088	4,936,685
M/I Homes, Inc.(a)	59,765	9,863,018
Meritage Homes Corp.	79,202	15,133,126
Newell Brands, Inc.	906,984	8,697,977
Sonos, Inc.(a)	263,832	3,590,753
Tri Pointe Homes, Inc.(a)	204,047	8,882,166
Worthington Enterprises, Inc.	67,761	2,772,780
Total		99,968,414
Leisure Products 0.2%
Revelyst, Inc.(a)	127,344	2,406,802
Sturm Ruger & Co., Inc.	36,748	1,399,731
Topgolf Callaway Brands Corp.(a)	308,570	2,598,159
Total		6,404,692
Specialty Retail 3.8%
Academy Sports & Outdoors, Inc.	157,251	7,744,612
Advance Auto Parts, Inc.	129,991	5,375,128
American Eagle Outfitters, Inc.	389,723	7,498,271
Asbury Automotive Group, Inc.(a)	43,561	11,318,455
Bath & Body Works, Inc.	486,699	17,637,972
Boot Barn Holdings, Inc.(a)	66,506	9,120,633
Common Stocks (continued)
Issuer	Shares	Value ($)
Buckle, Inc. (The)	65,217	3,397,154
Caleres, Inc.	76,592	2,379,713
Foot Locker, Inc.(a)	179,663	4,518,524
Group 1 Automotive, Inc.	28,532	12,148,926
Guess?, Inc.	61,851	1,018,067
Leslie’s, Inc.(a)	402,786	926,408
MarineMax, Inc.(a)	42,820	1,469,582
Monro, Inc.	65,235	1,834,408
National Vision Holdings, Inc.(a)	171,446	2,074,497
ODP Corp. (The)(a)	73,215	1,880,161
Sally Beauty Holdings, Inc.(a)	223,787	3,117,353
Shoe Carnival, Inc.	38,487	1,299,321
Signet Jewelers Ltd.	97,252	9,744,650
Sonic Automotive, Inc., Class A	31,788	2,197,822
Upbound Group, Inc.	106,112	3,649,192
Urban Outfitters, Inc.(a)	124,216	6,053,046
Victoria’s Secret & Co.(a)	170,711	6,630,415
Total		123,034,310
Textiles, Apparel & Luxury Goods 1.5%
G-III Apparel Group Ltd.(a)	86,315	2,557,513
Hanesbrands, Inc.(a)	766,761	6,670,821
Kontoor Brands, Inc.	109,266	10,028,434
Oxford Industries, Inc.	32,127	2,672,003
Steven Madden Ltd.	158,323	7,216,362
VF Corp.	721,239	14,590,665
Wolverine World Wide, Inc.	174,444	4,045,356
Total		47,781,154
Total Consumer Discretionary		449,029,676
Consumer Staples 2.9%
Beverages 0.1%
MGP Ingredients, Inc.	30,681	1,419,916
National Beverage Corp.	51,007	2,519,236
Total		3,939,152
Consumer Staples Distribution & Retail 0.6%
Andersons, Inc. (The)	70,049	3,344,139
Grocery Outlet Holding Corp.(a)	213,643	4,486,503
PriceSmart, Inc.	54,824	4,919,906
SpartanNash Co.	73,572	1,396,397
Columbia Small Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
The Chefs’ Warehouse(a)	75,543	3,377,527
United Natural Foods, Inc.(a)	129,659	3,219,433
Total		20,743,905
Food Products 1.2%
B&G Foods, Inc.	172,597	1,152,948
Cal-Maine Foods, Inc.	88,736	8,661,521
Fresh Del Monte Produce, Inc.	73,160	2,469,150
Hain Celestial Group, Inc. (The)(a)	195,882	1,619,944
J&J Snack Foods Corp.	33,879	5,887,832
John B. Sanfilippo & Son, Inc.	19,635	1,695,482
Simply Good Foods Co. (The)(a)	198,673	7,905,199
Tootsie Roll Industries, Inc.	35,942	1,189,680
TreeHouse Foods, Inc.(a)	101,839	3,497,151
WK Kellogg Co.	144,210	2,999,568
Total		37,078,475
Household Products 0.6%
Central Garden & Pet Co.(a)	20,771	825,647
Central Garden & Pet Co., Class A(a)	113,388	3,831,381
Energizer Holdings, Inc.	142,445	5,428,579
WD-40 Co.	29,538	8,184,684
Total		18,270,291
Personal Care Products 0.3%
Edgewell Personal Care Co.	107,506	3,932,570
Inter Parfums, Inc.	39,099	5,382,368
Usana Health Sciences, Inc.(a)	24,092	928,265
Total		10,243,203
Tobacco 0.1%
Universal Corp.	53,837	3,075,170
Total Consumer Staples		93,350,196
Energy 4.5%
Energy Equipment & Services 2.1%
Archrock, Inc.	368,329	9,436,589
Atlas Energy Solutions, Inc.	131,725	3,104,758
Bristow Group, Inc.(a)	53,659	2,050,847
Cactus, Inc., Class A	144,943	9,951,786
Core Laboratories, Inc.	102,282	2,081,439
Helix Energy Solutions Group, Inc.(a)	311,623	3,331,250
Helmerich & Payne, Inc.	215,311	7,456,220
Common Stocks (continued)
Issuer	Shares	Value ($)
Innovex International, Inc.(a)	75,114	1,222,105
Liberty Energy, Inc., Class A	360,465	6,632,556
Nabors Industries Ltd.(a)	19,570	1,437,025
Oceaneering International, Inc.(a)	221,254	6,633,195
Patterson-UTI Energy, Inc.	779,822	6,550,505
ProPetro Holding Corp.(a)	174,866	1,468,874
RPC, Inc.	180,123	1,159,992
Tidewater, Inc.(a)	105,290	5,445,599
Total		67,962,740
Oil, Gas & Consumable Fuels 2.4%
California Resources Corp.	151,698	8,974,454
Comstock Resources, Inc.	197,533	3,075,589
CONSOL Energy, Inc.	58,317	7,622,032
Crescent Energy Co., Class A	334,298	4,971,011
CVR Energy, Inc.	74,522	1,442,001
Dorian LPG Ltd.	78,982	1,932,689
Green Plains, Inc.(a)	140,964	1,522,411
Magnolia Oil & Gas Corp., Class A	410,240	11,380,058
Northern Oil & Gas, Inc.	217,353	9,452,682
Par Pacific Holdings, Inc.(a)	122,816	2,140,683
Peabody Energy Corp.	274,493	6,546,658
REX American Resources Corp.(a)	33,584	1,454,523
SM Energy Co.	249,460	11,273,097
Talos Energy, Inc.(a)	271,019	3,048,964
Vital Energy, Inc.(a)	58,809	1,930,699
World Kinect Corp.	128,840	3,729,918
Total		80,497,469
Total Energy		148,460,209
Financials 19.4%
Banks 9.9%
Ameris Bancorp	141,020	9,910,886
Atlantic Union Bankshares Corp.	195,749	8,305,630
Axos Financial, Inc.(a)	117,992	9,775,637
Banc of California, Inc.	300,272	5,173,687
BancFirst Corp.	43,198	5,455,043
Bancorp, Inc. (The)(a)	106,743	6,236,993
Bank of Hawaii Corp.	86,621	6,841,327
BankUnited, Inc.	162,982	6,856,653
Banner Corp.	75,123	5,603,425

Columbia Small Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Berkshire Hills Bancorp, Inc.	92,004	2,804,282
Brookline Bancorp, Inc.	193,850	2,440,572
Capitol Federal Financial, Inc.	266,248	1,778,537
Cathay General Bancorp	157,349	8,183,721
Central Pacific Financial Corp.	59,006	1,883,472
City Holding Co.	32,054	4,209,331
Comerica, Inc.	289,254	20,898,601
Community Financial System, Inc.	114,559	7,930,920
Customers Bancorp, Inc.(a)	64,272	3,628,154
CVB Financial Corp.	286,271	6,704,467
Dime Community Bancshares, Inc.	76,819	2,756,266
Eagle Bancorp, Inc.	65,793	1,931,682
FB Financial Corp.	76,270	4,305,441
First BanCorp	355,021	7,341,834
First BanCorp	89,999	4,256,953
First Commonwealth Financial Corp.	222,486	4,189,411
First Financial Bancorp	208,175	6,147,408
First Hawaiian, Inc.	278,823	7,698,303
Fulton Financial Corp.	396,598	8,558,585
Hanmi Financial Corp.	65,564	1,734,168
Heritage Financial Corp.	75,210	1,989,305
Hilltop Holdings, Inc.	100,547	3,182,313
Hope Bancorp, Inc.	263,226	3,585,138
Independent Bank Corp.	92,624	6,705,051
Independent Bank Group, Inc.	78,608	5,260,447
Lakeland Financial Corp.	55,612	4,085,258
National Bank Holdings Corp., Class A	82,671	3,946,714
NBT Bancorp, Inc.	102,845	5,154,591
Northwest Bancshares, Inc.	277,701	4,076,651
OFG Bancorp	101,517	4,610,902
Pacific Premier Bancorp, Inc.	210,231	5,970,560
Park National Corp.	31,694	6,033,270
Pathward Financial, Inc.	54,456	4,567,769
Preferred Bank	27,038	2,550,495
Provident Financial Services, Inc.	284,490	6,008,429
Renasant Corp.	138,570	5,213,003
S&T Bancorp, Inc.	83,408	3,569,028
Seacoast Banking Corp. of Florida	184,310	5,521,928
ServisFirst Bancshares, Inc.	109,378	10,476,225
Common Stocks (continued)
Issuer	Shares	Value ($)
Simmons First National Corp., Class A	273,733	6,695,509
Southside Bancshares, Inc.	62,028	2,178,423
Stellar Bancorp, Inc.	103,958	3,223,738
Tompkins Financial Corp.	27,307	2,083,797
Triumph Financial, Inc.(a)	47,783	5,117,081
TrustCo Bank Corp.	41,447	1,543,486
Trustmark Corp.	133,447	5,219,112
United Community Banks, Inc.	259,892	8,786,949
Veritex Holdings, Inc.	118,575	3,605,866
WaFd, Inc.	177,078	6,477,513
Westamerica BanCorp	58,182	3,329,756
WSFS Financial Corp.	129,221	7,755,844
Total		322,065,540
Capital Markets 2.7%
Artisan Partners Asset Management, Inc., Class A	152,399	7,435,547
BGC Group, Inc., Class A	825,031	8,035,802
BrightSphere Investment Group, Inc.	60,612	1,889,882
Cohen & Steers, Inc.	58,413	6,113,504
Donnelley Financial Solutions, Inc.(a)	58,235	3,508,659
Moelis & Co., ADR, Class A	153,409	11,809,425
Piper Sandler Companies	34,520	11,840,015
PJT Partners, Inc.	51,877	8,682,135
StepStone Group, Inc., Class A	136,632	9,002,682
StoneX Group, Inc.(a)	61,688	6,400,747
Virtu Financial, Inc. Class A	178,700	6,667,297
Virtus Investment Partners, Inc.	14,514	3,584,523
WisdomTree, Inc.	259,514	3,101,192
Total		88,071,410
Consumer Finance 0.8%
Bread Financial Holdings, Inc.	108,308	6,371,760
Encore Capital Group, Inc.(a)	51,652	2,540,503
Enova International, Inc.(a)	57,551	6,072,206
Ezcorp, Inc., Class A(a)	112,872	1,444,761
Green Dot Corp., Class A(a)	117,106	1,202,679
Navient Corp.	171,750	2,675,865
PRA Group, Inc.(a)	85,939	1,821,907
PROG Holdings, Inc.	92,273	4,490,004
World Acceptance Corp.(a)	7,178	867,964
Total		27,487,649
Columbia Small Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 2.5%
EVERTEC, Inc.	139,490	5,021,640
HA Sustainable Infrastructure Capital, Inc.	253,899	7,962,273
Jackson Financial, Inc., Class A	164,044	16,435,568
Mr. Cooper Group, Inc.(a)	140,591	13,872,114
NCR Atleos Corp.(a)	157,680	5,173,481
NMI Holdings, Inc., Class A(a)	173,707	6,946,543
Payoneer Global, Inc.(a)	551,790	6,020,029
Radian Group, Inc.	327,951	11,737,366
Walker & Dunlop, Inc.	69,902	7,701,802
Total		80,870,816
Insurance 2.4%
Ambac Financial Group, Inc.(a)	103,433	1,328,080
AMERISAFE, Inc.	41,551	2,452,340
Assured Guaranty Ltd.	107,829	10,058,289
Employers Holdings, Inc.	54,151	2,889,497
Genworth Financial, Inc., Class A(a)	941,933	7,347,077
Goosehead Insurance, Inc., Class A(a)	52,779	6,656,488
HCI Group, Inc.	18,406	2,243,139
Horace Mann Educators Corp.	88,887	3,721,699
Lincoln National Corp.	371,072	13,187,899
Mercury General Corp.	57,947	4,575,495
Palomar Holdings, Inc.(a)	57,090	6,182,847
ProAssurance Corp.(a)	111,533	1,864,832
Safety Insurance Group, Inc.	32,348	2,776,752
SiriusPoint Ltd.(a)	212,383	3,274,946
Stewart Information Services Corp.	60,347	4,531,456
Trupanion, Inc.(a)	72,623	3,871,532
United Fire Group, Inc.	46,401	1,419,871
Total		78,382,239
Mortgage Real Estate Investment Trusts (REITS) 1.1%
Apollo Commercial Real Estate Finance, Inc.	277,501	2,566,884
Arbor Realty Trust, Inc.	411,084	6,030,602
ARMOUR Residential REIT, Inc.	106,322	2,011,612
Blackstone Mortgage Trust, Inc.	378,537	7,275,481
Ellington Financial, Inc.	189,529	2,342,578
Franklin BSP Realty Trust, Inc.	178,408	2,333,577
KKR Real Estate Finance Trust, Inc.	126,977	1,476,743
Common Stocks (continued)
Issuer	Shares	Value ($)
New York Mortgage Trust, Inc.	197,485	1,212,558
PennyMac Mortgage Investment Trust	189,379	2,573,661
Ready Capital Corp.	366,751	2,702,955
Redwood Trust, Inc.	288,264	2,063,970
Two Harbors Investment Corp.	225,924	2,654,607
Total		35,245,228
Total Financials		632,122,882
Health Care 11.0%
Biotechnology 2.3%
ADMA Biologics, Inc.(a)	508,179	10,219,480
Alkermes PLC(a)	359,017	10,418,673
Arcus Biosciences, Inc.(a)	117,608	1,815,868
Catalyst Pharmaceuticals, Inc.(a)	243,243	5,368,373
Dynavax Technologies Corp.(a)	265,709	3,417,018
Ironwood Pharmaceuticals, Inc.(a)	306,478	1,078,803
Krystal Biotech, Inc.(a)	55,122	10,882,185
Myriad Genetics, Inc.(a)	198,010	3,221,623
Protagonist Therapeutics, Inc.(a)	128,428	5,625,146
REGENXBIO, Inc.(a)	99,134	983,409
TG Therapeutics, Inc.(a)	290,864	10,122,067
Vericel Corp.(a)	106,898	6,215,050
Vir Biotechnology, Inc.(a)	199,599	1,588,808
Xencor, Inc.(a)	134,814	3,451,238
Total		74,407,741
Health Care Equipment & Supplies 3.6%
Artivion, Inc.(a)	82,204	2,426,662
Avanos Medical, Inc.(a)	100,180	1,919,449
CONMED Corp.	67,155	4,972,156
Embecta Corp.	125,748	2,619,331
Glaukos Corp.(a)	119,805	17,209,988
ICU Medical, Inc.(a)	53,253	8,731,362
Inari Medical, Inc.(a)	109,251	5,672,312
Inspire Medical Systems, Inc.(a)	65,019	12,533,063
Integer Holdings Corp.(a)	73,106	10,271,393
Integra LifeSciences Holdings Corp.(a)	145,467	3,575,579
LeMaitre Vascular, Inc.	44,579	4,769,507
Merit Medical Systems, Inc.(a)	126,910	13,185,949
Omnicell, Inc.(a)	100,278	4,671,952
QuidelOrtho Corp.(a)	143,657	5,889,937

Columbia Small Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
STAAR Surgical Co.(a)	107,207	3,119,724
Tandem Diabetes Care, Inc.(a)	142,730	4,371,820
TransMedics Group, Inc.(a)	72,731	6,306,505
UFP Technologies, Inc.(a)	15,895	5,132,813
Total		117,379,502
Health Care Providers & Services 2.7%
AdaptHealth Corp.(a)	230,400	2,310,912
Addus HomeCare Corp.(a)	39,024	4,793,708
AMN Healthcare Services, Inc.(a)	82,854	2,156,690
Astrana Health, Inc.(a)	90,554	3,916,460
Concentra Group Holdings Parent, Inc.	234,607	5,119,118
Corvel Corp.(a)	19,795	7,233,093
Fulgent Genetics, Inc.(a)	43,596	797,807
Hims & Hers Health, Inc., Class A(a)	413,507	13,323,195
National HealthCare Corp.	26,903	3,368,256
NeoGenomics, Inc.(a)	279,416	4,954,046
Owens & Minor, Inc.(a)	161,110	2,170,152
Patterson Companies, Inc.	171,037	3,675,585
Pediatrix Medical Group, Inc.(a)	184,251	2,756,395
Premier, Inc.	228,534	5,233,428
Privia Health Group, Inc.(a)	223,723	4,805,570
Progyny, Inc.(a)	171,237	2,666,160
RadNet, Inc.(a)	141,895	11,601,335
Select Medical Holdings Corp.	229,617	4,847,215
U.S. Physical Therapy, Inc.	32,872	3,246,439
Total		88,975,564
Health Care Technology 0.3%
Certara, Inc.(a)	238,517	2,673,776
HealthStream, Inc.	52,375	1,733,612
Schrodinger, Inc.(a)	120,698	2,724,154
Simulations Plus, Inc.	35,334	1,122,561
Total		8,254,103
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.4%
Azenta, Inc.(a)	106,649	4,928,250
BioLife Solutions, Inc.(a)	78,462	2,155,351
Cytek Biosciences, Inc.(a)	232,238	1,516,514
Fortrea Holdings, Inc.(a)	195,350	4,112,118
Mesa Laboratories, Inc.	11,793	1,381,432
Total		14,093,665
Pharmaceuticals 1.7%
Amphastar Pharmaceuticals, Inc.(a)	82,778	3,740,738
ANI Pharmaceuticals, Inc.(a)	36,171	2,070,066
Collegium Pharmaceutical, Inc.(a)	70,235	2,142,167
Corcept Therapeutics, Inc.(a)	202,759	11,695,139
Harmony Biosciences Holdings, Inc.(a)	83,023	2,878,407
Innoviva, Inc.(a)	120,033	2,279,427
Ligand Pharmaceuticals, Inc.(a)	39,831	4,838,272
Organon & Co.	561,355	8,908,704
Pacira Pharmaceuticals, Inc.(a)	100,568	1,700,605
Phibro Animal Health Corp., Class A	44,342	1,036,273
Prestige Consumer Healthcare, Inc.(a)	108,047	9,159,144
Supernus Pharmaceuticals, Inc.(a)	120,143	4,393,629
Total		54,842,571
Total Health Care		357,953,146
Industrials 17.4%
Aerospace & Defense 1.2%
AAR Corp.(a)	76,775	5,337,398
Aerovironment, Inc.(a)	61,080	11,880,060
Mercury Systems, Inc.(a)	110,092	4,528,084
Moog, Inc., Class A	62,715	13,876,948
National Presto Industries, Inc.	11,145	888,480
Triumph Group, Inc.(a)	168,592	3,245,396
Total		39,756,366
Air Freight & Logistics 0.3%
Forward Air Corp.(a)	41,671	1,528,909
HUB Group, Inc., Class A	134,297	6,935,097
Total		8,464,006
Columbia Small Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.8%
American Woodmark Corp.(a)	33,984	3,085,067
Apogee Enterprises, Inc.	47,819	4,026,838
Armstrong World Industries, Inc.	95,277	15,228,123
AZZ, Inc.	65,006	6,054,659
CSW Industrials, Inc.	36,260	15,315,861
Gibraltar Industries, Inc.(a)	66,452	4,813,783
Griffon Corp.	89,147	7,515,092
Hayward Holdings, Inc.(a)	309,562	5,002,522
Insteel Industries, Inc.	42,395	1,249,805
MasterBrand, Inc.(a)	277,042	4,792,826
Quanex Building Products Corp.	103,021	3,065,905
Resideo Technologies, Inc.(a)	319,215	8,676,264
Zurn Elkay Water Solutions Corp.	313,039	12,465,213
Total		91,291,958
Commercial Services & Supplies 2.2%
ABM Industries, Inc.	136,841	7,823,200
Brady Corp., Class A	95,806	7,174,911
CoreCivic, Inc.(a)	240,418	5,368,534
Deluxe Corp.	96,391	2,233,379
Enviri Corp.(a)	174,664	1,292,514
GEO Group, Inc. (The)(a)	296,558	8,454,868
Healthcare Services Group, Inc.(a)	159,993	1,974,314
HNI Corp.	102,775	5,822,204
Interface, Inc.	127,117	3,374,956
Liquidity Services, Inc.(a)	48,594	1,242,549
Matthews International Corp., Class A	66,711	2,012,004
MillerKnoll, Inc.	152,249	3,827,540
OPENLANE, Inc.(a)	236,817	4,783,703
Pitney Bowes, Inc.	340,498	2,744,414
Unifirst Corp.	32,754	6,579,296
Vestis Corp.	249,397	4,010,304
Viad Corp.(a)	46,143	2,063,515
Total		70,782,205
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 1.4%
Arcosa, Inc.	106,361	11,555,059
Dycom Industries, Inc.(a)	63,430	11,490,979
Everus Construction Group, Inc.(a)	111,132	7,074,663
Granite Construction, Inc.	95,249	9,464,893
MYR Group, Inc.(a)	35,992	5,683,137
Total		45,268,731
Electrical Equipment 0.4%
Powell Industries, Inc.	20,387	5,451,076
Sunrun, Inc.(a)	487,373	5,619,411
Vicor Corp.(a)	50,145	2,668,215
Total		13,738,702
Ground Transportation 0.9%
ArcBest Corp.	51,554	5,943,145
Heartland Express, Inc.	94,126	1,201,989
Hertz Global Holdings, Inc.(a)	267,245	1,314,845
Marten Transport Ltd.	126,029	2,190,384
RXO, Inc.(a)	299,341	9,025,131
Schneider National, Inc., Class B	102,504	3,445,160
Werner Enterprises, Inc.	134,757	5,508,866
Total		28,629,520
Machinery 4.2%
Alamo Group, Inc.	22,613	4,521,469
Albany International Corp., Class A	68,024	5,639,190
Astec Industries, Inc.	49,713	1,919,419
Barnes Group, Inc.	99,614	4,665,920
Enerpac Tool Group Corp.	118,388	5,713,405
EnPro, Inc.	45,731	8,647,732
ESCO Technologies, Inc.	56,148	8,332,925
Federal Signal Corp.	133,314	12,986,117
Franklin Electric Co., Inc.	85,636	9,274,379
Gates Industrial Corp. PLC(a)	493,011	10,925,124
Greenbrier Companies, Inc. (The)	67,873	4,615,364
Hillenbrand, Inc.	153,110	5,210,333
John Bean Technologies Corp.	69,421	8,748,434
Kennametal, Inc.	169,844	4,874,523
Lindsay Corp.	23,735	3,151,296
Proto Labs, Inc.(a)	54,829	2,258,406

Columbia Small Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SPX Technologies, Inc.(a)	100,795	17,784,270
Standex International Corp.	25,847	5,373,333
Tennant Co.	41,215	3,642,169
Titan International, Inc.(a)	106,981	783,101
Trinity Industries, Inc.	179,755	6,776,763
Wabash National Corp.	95,929	1,902,272
Total		137,745,944
Marine Transportation 0.3%
Matson, Inc.	73,211	11,214,461
Passenger Airlines 1.0%
Alaska Air Group, Inc.(a)	275,058	14,468,051
Allegiant Travel Co.	31,624	2,588,108
JetBlue Airways Corp.(a)	650,317	3,882,393
Skywest, Inc.(a)	87,438	10,032,636
Sun Country Airlines Holdings, Inc.(a)	85,198	1,225,999
Total		32,197,187
Professional Services 1.3%
CSG Systems International, Inc.	61,605	3,376,570
Heidrick & Struggles International, Inc.	44,296	2,043,817
Kelly Services, Inc., Class A	70,352	1,030,657
Korn/Ferry International	115,013	9,010,118
NV5 Global, Inc.(a)	113,589	2,471,697
Robert Half, Inc.	223,037	16,640,791
Verra Mobility Corp.(a)	358,998	8,493,893
Total		43,067,543
Trading Companies & Distributors 1.4%
Air Lease Corp.	225,832	11,494,849
Boise Cascade Co.	84,853	12,524,303
DNOW, Inc.(a)	232,131	3,493,572
DXP Enterprises, Inc.(a)	27,883	2,042,987
GMS, Inc.(a)	86,449	8,675,157
Rush Enterprises, Inc., Class A	134,890	8,356,435
Total		46,587,303
Total Industrials		568,743,926
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 10.8%
Communications Equipment 1.1%
Calix, Inc.(a)	127,682	4,153,496
Digi International, Inc.(a)	79,394	2,637,469
Extreme Networks, Inc.(a)	284,167	4,717,172
Harmonic, Inc.(a)	253,622	3,251,434
InterDigital, Inc.	55,019	10,781,523
Netscout Systems, Inc.(a)	155,491	3,402,143
Viasat, Inc.(a)	183,869	1,715,498
Viavi Solutions, Inc.(a)	483,826	4,809,230
Total		35,467,965
Electronic Equipment, Instruments & Components 3.1%
Advanced Energy Industries, Inc.	82,137	9,449,040
Arlo Technologies, Inc.(a)	217,885	2,444,670
Badger Meter, Inc.	64,126	13,903,799
Benchmark Electronics, Inc.	78,720	3,817,133
CTS Corp.	66,203	3,635,207
ePlus, Inc.(a)	57,955	4,686,241
Insight Enterprises, Inc.(a)	61,099	9,558,938
Itron, Inc.(a)	98,031	11,619,614
Knowles Corp.(a)	192,793	3,751,752
OSI Systems, Inc.(a)	34,569	6,132,541
PC Connection, Inc.	26,943	1,955,523
Plexus Corp.(a)	59,359	9,758,620
Rogers Corp.(a)	36,901	3,822,206
Sanmina Corp.(a)	119,144	9,461,225
Scansource, Inc.(a)	49,562	2,498,420
TTM Technologies, Inc.(a)	222,279	5,419,162
Total		101,914,091
IT Services 0.4%
DigitalOcean Holdings, Inc.(a)	137,948	5,253,060
DXC Technology Co.(a)	394,217	8,869,882
Total		14,122,942
Semiconductors & Semiconductor Equipment 2.6%
Alpha & Omega Semiconductor Ltd.(a)	51,791	2,147,773
Axcelis Technologies, Inc.(a)	71,115	5,279,578
Ceva, Inc.(a)	51,641	1,535,803
Cohu, Inc.(a)	102,297	2,700,641
Columbia Small Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Diodes, Inc.(a)	101,015	6,565,975
Formfactor, Inc.(a)	168,727	6,759,204
Ichor Holdings Ltd.(a)	73,448	2,406,156
Impinj, Inc.(a)	49,653	9,543,803
Kulicke & Soffa Industries, Inc.	118,843	5,754,378
MaxLinear, Inc.(a)	166,456	2,518,479
PDF Solutions, Inc.(a)	67,579	2,135,496
Penguin Solutions, Inc.(a)	115,368	2,092,776
Photronics, Inc.(a)	138,134	3,440,918
Semtech Corp.(a)	163,588	10,476,176
SiTime Corp.(a)	40,851	8,675,935
SolarEdge Technologies, Inc.(a)	124,926	1,973,831
Ultra Clean Holdings, Inc.(a)	98,179	3,773,019
Veeco Instruments, Inc.(a)	123,806	3,450,473
Wolfspeed, Inc.(a)	274,395	2,628,704
Total		83,859,118
Software 3.5%
A10 Networks, Inc.	161,046	2,745,834
ACI Worldwide, Inc.(a)	228,178	12,965,074
Adeia, Inc.	237,436	2,877,724
Agilysys, Inc.(a)	48,592	6,525,906
Alarm.com Holdings, Inc.(a)	107,375	6,994,407
Blackline, Inc.(a)	112,512	6,976,869
Box, Inc., Class A(a)	317,200	11,130,548
Clear Secure, Inc., Class A	201,128	5,205,193
DoubleVerify Holdings, Inc.(a)	307,715	6,255,846
LiveRamp Holdings, Inc.(a)	145,231	4,409,213
MARA Holdings, Inc.(a)	642,029	17,604,435
N-Able, Inc.(a)	153,465	1,602,175
NCR Voyix Corp.(a)	316,947	4,598,901
Progress Software Corp.	93,262	6,380,053
SolarWinds Corp.	118,192	1,577,863
Sprinklr, Inc., Class A(a)	262,520	2,163,165
SPS Commerce, Inc.(a)	80,879	15,615,309
Total		115,628,515
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.1%
Corsair Gaming, Inc.(a)	97,638	717,640
Xerox Holdings Corp.	252,073	2,303,947
Total		3,021,587
Total Information Technology		354,014,218
Materials 5.2%
Chemicals 2.0%
AdvanSix, Inc.	58,241	1,891,085
Balchem Corp.	70,736	12,769,263
Hawkins, Inc.	41,474	5,578,668
HB Fuller Co.	118,872	9,140,068
Ingevity Corp.(a)	79,241	3,848,735
Innospec, Inc.	54,378	6,449,775
Koppers Holdings, Inc.	44,737	1,720,585
Mativ Holdings, Inc.	118,446	1,557,565
Minerals Technologies, Inc.	70,136	5,720,994
Quaker Chemical Corp.	30,072	4,742,354
Sensient Technologies Corp.	92,388	7,173,004
Stepan Co.	46,100	3,545,090
Total		64,137,186
Containers & Packaging 0.5%
Myers Industries, Inc.	1	12
O-I Glass, Inc.(a)	339,513	4,277,864
Sealed Air Corp.	317,604	11,624,306
Total		15,902,182
Metals & Mining 2.5%
Alpha Metallurgical Resources, Inc.	23,838	5,853,898
Arch Resources, Inc.	39,428	6,778,462
ATI, Inc.(a)	271,363	16,327,912
Carpenter Technology Corp.	108,897	21,130,374
Century Aluminum Co.(a)	113,286	2,586,319
Kaiser Aluminum Corp.	34,751	2,824,561
Materion Corp.	45,234	5,229,955
Metallus, Inc.(a)	83,381	1,389,961
MP Materials Corp.(a)	266,826	5,622,024
SunCoke Energy, Inc.	183,342	2,284,441

Columbia Small Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Warrior Met Coal, Inc.	114,051	8,020,066
Worthington Steel, Inc.	75,807	3,399,186
Total		81,447,159
Paper & Forest Products 0.2%
Sylvamo Corp.	75,088	6,929,872
Total Materials		168,416,399
Real Estate 7.0%
Diversified REITs 0.7%
Alexander & Baldwin, Inc.	158,334	3,116,013
American Assets Trust, Inc.	103,570	2,945,531
Armada Hoffler Properties, Inc.	147,980	1,635,179
Essential Properties Realty Trust, Inc.	382,263	13,035,168
Global Net Lease, Inc.	431,454	3,197,074
Total		23,928,965
Health Care REITs 0.7%
CareTrust REIT, Inc.	366,302	10,912,137
LTC Properties, Inc.	94,821	3,659,142
Medical Properties Trust, Inc.	1,308,274	5,743,323
Universal Health Realty Income Trust	27,779	1,171,996
Total		21,486,598
Hotel & Resort REITs 0.8%
Apple Hospitality REIT, Inc.	488,138	7,863,903
DiamondRock Hospitality Co.	451,874	4,193,391
Pebblebrook Hotel Trust	262,729	3,638,797
Service Properties Trust	361,680	1,005,470
Summit Hotel Properties, Inc.	236,200	1,554,196
Sunstone Hotel Investors, Inc.	443,339	4,765,894
Xenia Hotels & Resorts, Inc.	222,307	3,419,082
Total		26,440,733
Industrial REITs 0.4%
Innovative Industrial Properties, Inc.	61,771	6,734,275
LXP Industrial Trust	641,735	6,000,222
Total		12,734,497
Office REITs 1.1%
Brandywine Realty Trust	375,594	2,103,326
Douglas Emmett, Inc.	364,993	7,066,265
Easterly Government Properties, Inc.	211,075	2,600,444
Highwoods Properties, Inc.	231,128	7,502,415
Common Stocks (continued)
Issuer	Shares	Value ($)
Hudson Pacific Properties, Inc.	307,509	1,183,910
JBG SMITH Properties	188,613	3,223,396
SL Green Realty Corp.	152,349	11,912,168
Total		35,591,924
Real Estate Management & Development 0.6%
Cushman & Wakefield PLC(a)	499,822	7,647,277
eXp World Holdings, Inc.	184,347	2,553,206
Kennedy-Wilson Holdings, Inc.	257,650	2,983,587
Marcus & Millichap, Inc.	52,335	2,177,659
St. Joe Co. (The)	82,759	4,227,330
Total		19,589,059
Residential REITs 0.4%
Centerspace	33,358	2,418,455
Elme Communities	191,886	3,250,549
NexPoint Residential Trust, Inc.	48,187	2,268,162
Veris Residential, Inc.	176,101	3,213,843
Total		11,151,009
Retail REITs 1.8%
Acadia Realty Trust	229,648	5,936,401
Curbline Properties Corp.(a)	205,586	4,987,516
Getty Realty Corp.	108,686	3,573,596
Macerich Co. (The)	514,369	10,909,767
Phillips Edison & Co., Inc.	267,081	10,549,700
Retail Opportunity Investments Corp.	277,882	4,835,147
Saul Centers, Inc.	26,311	1,081,645
SITE Centers Corp.	102,793	1,595,347
Tanger, Inc.	238,419	8,814,350
Urban Edge Properties	264,538	6,087,019
Whitestone REIT	96,056	1,413,944
Total		59,784,432
Specialized REITs 0.5%
Four Corners Property Trust, Inc.	202,033	6,002,400
Outfront Media, Inc.	300,362	5,769,954
Safehold, Inc.	99,679	2,129,144
Uniti Group, Inc.	532,310	3,145,952
Total		17,047,450
Total Real Estate		227,754,667
Columbia Small Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.1%
Electric Utilities 0.5%
MGE Energy, Inc.	78,873	8,224,876
Otter Tail Corp.	91,195	7,353,965
Total		15,578,841
Gas Utilities 0.6%
Chesapeake Utilities Corp.	48,947	6,448,767
MDU Resources Group, Inc.	444,527	8,908,321
Northwest Natural Holding Co.	84,308	3,694,377
Total		19,051,465
Independent Power and Renewable Electricity Producers 0.2%
Clearway Energy, Inc., Class A	75,463	2,098,626
Clearway Energy, Inc., Class C	180,592	5,325,658
Total		7,424,284
Multi-Utilities 0.2%
Avista Corp.	171,594	6,638,972
Unitil Corp.	35,263	2,116,485
Total		8,755,457
Water Utilities 0.6%
American States Water Co.	81,667	6,967,012
California Water Service Group	128,253	6,565,271
Middlesex Water Co.	38,874	2,543,720
SJW Corp.	64,902	3,616,340
Total		19,692,343
Total Utilities		70,502,390
Total Common Stocks (Cost $1,992,690,365)		3,184,053,288

Exchange-Traded Equity Funds 1.2%
	Shares	Value ($)
U.S. Small Cap 1.2%
iShares Core S&P Small-Cap ETF	304,207	38,491,312
Total Exchange-Traded Equity Funds (Cost $28,021,280)		38,491,312

Rights —%
Issuer	Shares	Value ($)
Health Care —%
Life Sciences Tools & Services —%
OmniAb Operations, Inc.(a),(b),(c),(d)	23,460	0
OmniAb, Inc.(a),(b),(c),(d)	23,460	0
Total		0
Total Health Care		0
Total Rights (Cost $—)		0

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.802%(e),(f)	32,229,605	32,223,159
Total Money Market Funds (Cost $32,220,978)		32,223,159
Total Investments in Securities (Cost: $2,052,932,623)		3,254,767,759
Other Assets & Liabilities, Net		6,856,862
Net Assets		3,261,624,621
At November 30, 2024, securities and/or cash totaling $5,203,500 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	335	12/2024	USD	40,947,050	2,020,587	—

Columbia Small Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, November 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2024, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
OmniAb Operations, Inc.	09/03/2021	23,460	—	—
OmniAb, Inc.	09/03/2021	23,460	—	—
			—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2024.
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	17,150,386	519,154,005	(504,082,742)	1,510	32,223,159	(2,355)	934,264	32,229,605
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Index Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT228_02_R01_(01/25)